Net Revenue from sales and Services	12 Months Ended
Dec. 31, 2023
Net Revenue from sales and Services
Net Revenue from sales and Services
25. Net Revenue from sales and Services

The breakdown of net sales of the Company is shown below:

	December 31, 2023	December 31, 2022	December 31, 2021
Net revenue
Learning Systems	958,674	848,531	588,168
Complementary Education Services	196,035	145,949	92,390
Textbooks	123,358	126,679	123,143
Other products and services (i)	208,206	143,121	143,717
Total	1,486,273	1,264,280	947,419
Sales	1,440,259	1,229,827	914,266
Services	46,014	34,453	33,153
Total	1,486,273	1,264,280	947,419

(i)	In 2023 includes sales to public government customers, amounting to R$ 81,199.